T. ROWE PRICE Emerging Markets Corporate Bond Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.4%
Government Bonds 0.4%
Republic of Angola, 8.00%, 11/26/29 (USD)  1,275,000 1,162
Total Angola (Cost $1,161) 1,162
ARGENTINA 1.1%
Corporate Bonds 1.1%
Telecom Argentina, 8.00%, 7/18/26 (USD)  550,000 553
Telecom Argentina, 9.50%, 7/18/31 (USD) (1) 1,075,000 1,117
YPF, 9.50%, 1/17/31 (USD)  700,000 739
YPF, STEP, 9.00%, 2/12/26 (USD)  623,077 633
Total Argentina (Cost $2,960) 3,042
AUSTRALIA 0.6%
Corporate Bonds 0.6%
AngloGold Ashanti Holdings, 3.375%, 11/1/28 (USD)  1,585,000 1,490
Total Australia (Cost $1,353) 1,490
BERMUDA 0.0%
Common Stocks 0.0%
Digicel International, Class A, Acquisition date: 1/30/24,
Cost $68 (USD) (2)(3)(4) 60,783 68
Total Bermuda (Cost $68) 68
BRAZIL 6.0%
Corporate Bonds 6.0%
Aegea Finance, 6.75%, 5/20/29 (USD) (1) 1,279,000 1,304
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  925,000 825
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1) 255,000 253
Cosan Overseas, 8.25% (USD) (5) 2,975,000 3,054
CSN Resources, 4.625%, 6/10/31 (USD) (1) 550,000 447
CSN Resources, 8.875%, 12/5/30 (USD)  1,450,000 1,471
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 655,000 620
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  805,000 762
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 225,000 211
LD Celulose International, 7.95%, 1/26/32 (USD) (1) 660,000 678
Nexa Resources, 6.75%, 4/9/34 (USD) (1) 1,740,000 1,850
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1) 745,000 789

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1) 520,000 555
Samarco Mineracao, 9.00%, 6/30/31, (9.00% PIK) (USD) (6) 920,250 863
Sitios Latinoamerica, 5.375%, 4/4/32 (USD) (1) 825,000 801
Sitios Latinoamerica, 5.375%, 4/4/32 (USD)  625,000 607
Suzano Austria, 5.00%, 1/15/30 (USD)  205,000 205
Suzano Austria, Series DM3N, 3.125%, 1/15/32 (USD)  975,000 848
Total Brazil (Cost $15,635) 16,143
CHILE 4.3%
Corporate Bonds 4.3%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(7) 2,850,000 2,948
Agrosuper, 4.60%, 1/20/32 (USD) (1) 1,445,000 1,332
Banco de Credito e Inversiones, VR, 7.50% (USD) (1)(5)(7) 1,625,000 1,654
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (USD) (1) 795,000 846
Inversiones CMPC, 3.85%, 1/13/30 (USD)  360,000 343
Sociedad de Transmision Austral, 4.00%, 1/27/32 (USD) (1) 2,115,000 1,955
Sociedad Quimica y Minera de Chile, 5.50%, 9/10/34 (USD) (1) 1,625,000 1,628
VTR Comunicaciones, 4.375%, 4/15/29 (USD) (1) 914,000 786
Total Chile (Cost $11,297) 11,492
CHINA 6.2%
Convertible Bonds 1.9%
Alibaba Group Holding, 0.50%, 6/1/31 (USD) (1) 160,000 197
H World Group, 3.00%, 5/1/26 (USD)  886,000 1,032
NIO, 3.875%, 10/15/29 (USD)  325,000 303
PDD Holdings, Zero Coupon, 12/1/25 (USD)  691,000 710
Trip.com Group, 0.75%, 6/15/29 (USD) (1) 702,000 797
ZTO Express Cayman, 1.50%, 9/1/27 (USD)  2,050,000 2,186
5,225
Corporate Bonds 4.3%
Country Garden Holdings, 5.125%, 1/17/25 (USD) (3)(8) 1,850,000 122
Health & Happiness International Holdings, 7.50%, 3/26/27  1,000,000 142
Health & Happiness International Holdings, 13.50%, 6/26/26
(USD)  1,450,000 1,544
Kaisa Group Holdings, 11.25%, 4/9/22 (USD) (3)(8) 1,000,000 33
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (3)(8) 5,275,000 248
Meituan, 4.625%, 10/2/29 (USD) (1) 1,320,000 1,314
Prosus, 4.193%, 1/19/32 (USD)  2,550,000 2,391
Tencent Holdings, 3.84%, 4/22/51 (USD)  965,000 783
Vanke Real Estate Hong Kong, 3.975%, 11/9/27 (USD)  761,000 513
West China Cement, 4.95%, 7/8/26 (USD)  1,438,000 1,110

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Zhongsheng Group Holdings, 3.00%, 1/13/26 (USD)  3,500,000 3,371
11,571
Total China (Cost $20,977) 16,796
COLOMBIA 3.0%
Corporate Bonds 3.0%
Aris Mining, 6.875%, 8/9/26 (USD) (1) 1,525,000 1,522
Bancolombia, VR, 4.625%, 12/18/29 (USD) (7) 845,000 837
Ecopetrol, 4.625%, 11/2/31 (USD)  2,150,000 1,847
Ecopetrol, 8.375%, 1/19/36 (USD)  870,000 890
Ecopetrol, 8.875%, 1/13/33 (USD)  730,000 784
Geopark, 5.50%, 1/17/27 (USD) (1) 2,330,000 2,222
Total Colombia (Cost $7,785) 8,102
CYPRUS 0.4%
Corporate Bonds 0.4%
ASG Finance Designated Activity, 9.75%, 5/15/29 (USD) (1) 1,150,000 1,151
Total Cyprus (Cost $1,150) 1,151
DOMINICAN REPUBLIC 0.4%
Corporate Bonds 0.4%
Aeropuertos Dominicanos Siglo XXI, 7.00%, 6/30/34 (USD) (1) 1,110,000 1,163
Total Dominican Republic (Cost $1,110) 1,163
EGYPT 0.4%
Government Bonds 0.4%
Arab Republic of Egypt, 7.625%, 5/29/32 (USD)  1,325,000 1,177
Total Egypt (Cost $1,166) 1,177
GEORGIA 0.5%
Corporate Bonds 0.5%
Georgian Railway, 4.00%, 6/17/28 (USD) (1) 1,287,000 1,167
Georgian Railway, 4.00%, 6/17/28 (USD)  290,000 263
Total Georgia (Cost $1,552) 1,430
GHANA 1.3%
Corporate Bonds 1.3%
Kosmos Energy, 7.50%, 3/1/28 (USD)  934,000 905

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kosmos Energy, 8.75%, 10/1/31 (USD) (1) 2,570,000 2,535
Total Ghana (Cost $3,451) 3,440
GUATEMALA 0.5%
Corporate Bonds 0.5%
Millicom International Cellular, 7.375%, 4/2/32 (USD) (1) 1,360,000 1,398
Total Guatemala (Cost $1,357) 1,398
HONG KONG 2.8%
Corporate Bonds 2.1%
Elect Global Investments, 4.85% (USD) (5) 2,400,000 1,845
HKT Capital No. 6, 3.00%, 1/18/32 (USD)  1,800,000 1,600
NWD Finance BVI, VR, 5.25% (USD) (5)(7) 950,000 786
PCPD Capital, 5.125%, 6/18/26 (USD)  1,622,000 1,464
5,695
Government Bonds 0.7%
Airport Authority, 2.625%, 2/4/51 (USD)  2,650,000 1,854
1,854
Total Hong Kong (Cost $7,610) 7,549
HUNGARY 0.6%
Corporate Bonds 0.6%
OTP Bank, VR, 8.75%, 5/15/33 (USD) (7) 1,570,000 1,670
Total Hungary (Cost $1,650) 1,670
INDIA 5.7%
Corporate Bonds 5.7%
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  3,483,000 3,090
CA Magnum Holdings, 5.375%, 10/31/26 (USD)  1,485,000 1,466
Greenko Solar Mauritius, 5.55%, 1/29/25 (USD)  2,000,000 1,996
HDFC Bank, 5.686%, 3/2/26 (USD)  1,750,000 1,777
India Clean Energy Holdings, 4.50%, 4/18/27 (USD)  2,160,000 2,051
JSW Infrastructure, 4.95%, 1/21/29 (USD)  2,090,000 2,035
Reliance Industries, 6.25%, 10/19/40 (USD)  1,655,000 1,832
Vedanta Resources Finance II, 10.875%, 9/17/29 (USD) (1) 460,000 468
Vedanta Resources Finance II, 13.875%, 12/9/28 (USD)  571,200 573
Total India (Cost $15,173) 15,288

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDONESIA 6.8%
Corporate Bonds 6.8%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  3,590,000 3,504
Freeport Indonesia, 6.20%, 4/14/52 (USD)  900,000 959
Indofood CBP Sukses Makmur, 3.541%, 4/27/32 (USD)  1,600,000 1,452
Krakatau Posco, 6.375%, 6/11/27 (USD)  1,330,000 1,342
Medco Oak Tree Pte., 7.375%, 5/14/26 (USD)  890,000 904
Minejesa Capital, 4.625%, 8/10/30 (USD)  1,891,120 1,868
Minejesa Capital, 5.625%, 8/10/37 (USD)  1,040,000 1,001
Pakuwon Jati, 4.875%, 4/29/28 (USD)  2,670,000 2,575
PT Tower Bersama Infrastructure, 4.25%, 1/21/25 (USD)  2,235,000 2,230
Star Energy Geothermal Wayang Windu, 6.75%, 4/24/33 (USD)  2,349,000 2,400
Total Indonesia (Cost $17,895) 18,235
ISRAEL 2.4%
Corporate Bonds 2.4%
Energean Israel Finance, 4.875%, 3/30/26 (USD) (1) 1,204,958 1,151
Leviathan Bond, 6.125%, 6/30/25 (USD) (1) 1,640,167 1,609
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27
(USD)  1,040,000 1,026
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  1,400,000 1,456
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29
(USD)  1,145,000 1,267
Total Israel (Cost $6,489) 6,509
JAMAICA 0.4%
Corporate Bonds 0.4%
Kingston Airport Revenue Finance, 6.75%, 12/15/36 (USD) (1) 890,000 923
Total Jamaica (Cost $890) 923
KAZAKHSTAN 1.0%
Corporate Bonds 1.0%
KazMunayGas National, 5.75%, 4/19/47 (USD)  1,270,000 1,176
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  1,801,000 1,570
Total Kazakhstan (Cost $2,680) 2,746

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
KUWAIT 1.1%
Corporate Bonds 1.1%
MEGlobal, 4.25%, 11/3/26 (USD)  2,710,000 2,680
MEGlobal Canada, 5.875%, 5/18/30 (USD)  330,000 346
Total Kuwait (Cost $3,169) 3,026
MACAO 2.8%
Corporate Bonds 2.8%
MGM China Holdings, 5.875%, 5/15/26 (USD)  1,300,000 1,297
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 1,310,000 1,349
Sands China, 3.80%, 1/8/26 (USD)  2,790,000 2,745
Studio City Finance, 5.00%, 1/15/29 (USD)  1,230,000 1,132
Wynn Macau, 5.125%, 12/15/29 (USD)  1,200,000 1,128
Total Macao (Cost $7,392) 7,651
MALAYSIA 0.9%
Corporate Bonds 0.9%
Axiata Spv5 Labuan, 3.064%, 8/19/50 (USD)  527,000 380
TNB Global Ventures Capital, 3.244%, 10/19/26 (USD)  2,090,000 2,043
Total Malaysia (Cost $2,533) 2,423
MAURITIUS 1.6%
Corporate Bonds 1.6%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 3,860,000 3,880
Axian Telecom, 7.375%, 2/16/27 (USD)  400,000 402
Total Mauritius (Cost $4,249) 4,282
MEXICO 3.5%
Corporate Bonds 3.2%
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (1)(7) 920,000 896
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD) (1)(7) 2,125,000 2,254
Braskem Idesa SAPI, 6.99%, 2/20/32 (USD)  825,000 651
Braskem Idesa SAPI, 7.45%, 11/15/29 (USD)  527,000 457
GCC, 3.614%, 4/20/32 (USD) (1) 1,600,000 1,433
Metalsa, 3.75%, 5/4/31 (USD) (1) 292,000 245
Metalsa, 3.75%, 5/4/31 (USD)  800,000 670
Petroleos Mexicanos, 5.95%, 1/28/31 (USD)  2,215,000 1,918
8,524

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.3%
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  1,250,000 897
897
Total Mexico (Cost $9,421) 9,421
MOROCCO 1.5%
Corporate Bonds 1.5%
OCP, 7.50%, 5/2/54 (USD) (1) 1,490,000 1,624
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 2,075,000 2,052
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  450,000 445
Total Morocco (Cost $3,995) 4,121
OMAN 0.5%
Corporate Bonds 0.5%
Oztel Holdings, 6.625%, 4/24/28 (USD)  1,372,000 1,444
Total Oman (Cost $1,415) 1,444
PANAMA 2.2%
Corporate Bonds 2.2%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41
(USD) (1) 1,175,000 951
Banco General, VR, 5.25% (USD) (1)(5)(7) 1,727,000 1,585
C&W Senior Finance, 6.875%, 9/15/27 (USD) (1) 1,700,000 1,695
Sable International Finance, 7.125%, 10/15/32 (USD) (1) 1,620,000 1,628
Total Panama (Cost $6,021) 5,859
PERU 2.3%
Corporate Bonds 2.3%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (7) 1,440,000 1,408
Cia de Minas Buenaventura, 5.50%, 7/23/26 (USD)  1,375,000 1,358
Minsur, 4.50%, 10/28/31 (USD)  1,246,000 1,149
Niagara Energy, 5.746%, 10/3/34 (USD) (1) 840,000 845
Petroleos del Peru, 5.625%, 6/19/47 (USD)  2,075,000 1,423
Total Peru (Cost $6,236) 6,183
PHILIPPINES 6.7%
Corporate Bonds 6.7%
Bank of the Philippine Islands, 5.25%, 3/26/29 (USD)  2,950,000 3,054
Globe Telecom, 2.50%, 7/23/30 (USD)  620,000 549

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Globe Telecom, 3.00%, 7/23/35 (USD)  3,475,000 2,866
ICTSI Treasury, 3.50%, 11/16/31 (USD)  1,245,000 1,141
International Container Terminal Services, 4.75%, 6/17/30
(USD)  1,860,000 1,857
Manila Water, 4.375%, 7/30/30 (USD)  2,775,000 2,686
Metropolitan Bank & Trust, 5.50%, 3/6/34 (USD)  2,950,000 3,061
SMIC SG Holdings, 5.375%, 7/24/29 (USD)  2,800,000 2,861
Total Philippines (Cost $18,544) 18,075
POLAND 0.6%
Corporate Bonds 0.6%
mBank, VR, 8.375%, 9/11/27 (EUR) (7) 1,300,000 1,564
Total Poland (Cost $1,489) 1,564
QATAR 1.4%
Corporate Bonds 1.4%
Commercial Bank, VR, 4.50% (USD) (5)(7) 1,429,000 1,402
Qatar Energy, 3.125%, 7/12/41 (USD) (1) 1,585,000 1,262
Qatar Energy, 3.125%, 7/12/41 (USD)  1,500,000 1,195
Total Qatar (Cost $4,449) 3,859
ROMANIA 0.9%
Corporate Bonds 0.9%
Banca Transilvania, VR, 7.25%, 12/7/28 (EUR) (7) 250,000 297
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (7) 1,668,000 1,969
Total Romania (Cost $2,134) 2,266
SAUDI ARABIA 4.7%
Corporate Bonds 3.8%
Acwa Power Management & Investments One, 5.95%,
12/15/39 (USD)  2,023,896 2,058
EIG Pearl Holdings, 3.545%, 8/31/36 (USD)  3,375,000 3,007
Gaci First Investment, 5.125%, 2/14/53 (USD)  1,725,000 1,572
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (USD) (1) 1,680,000 1,740
NCB Tier 1 Sukuk, VR, 3.50% (USD) (5)(7) 1,076,000 1,033
Saudi Electricity Global Sukuk, 5.06%, 4/8/43 (USD)  672,000 667
10,077
Government Bonds 0.9%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (1) 1,575,000 1,437

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  1,100,000 1,004
2,441
Total Saudi Arabia (Cost $12,844) 12,518
SINGAPORE 1.3%
Corporate Bonds 1.3%
DBS Group Holdings, VR, 3.30% (USD) (5)(7) 2,350,000 2,326
GLP, 3.875%, 6/4/25 (USD)  1,250,000 1,194
Total Singapore (Cost $3,446) 3,520
SLOVENIA 0.5%
Corporate Bonds 0.5%
Nova Ljubljanska Banka, VR, 7.125%, 6/27/27 (7) 1,200,000 1,415
Total Slovenia (Cost $1,321) 1,415
SOUTH AFRICA 0.4%
Corporate Bonds 0.4%
Sasol Financing USA, 6.50%, 9/27/28 (USD)  1,100,000 1,092
Total South Africa (Cost $1,042) 1,092
SOUTH KOREA 2.6%
Convertible Bonds 1.3%
L&F, 2.50%, 4/26/30 (USD)  1,000,000 600
LG Chem, 1.25%, 7/18/28 (USD)  2,800,000 2,740
3,340
Corporate Bonds 1.3%
Hyundai Assan Otomotiv Sanayi ve Ticaret, 1.625%, 7/12/26
(USD)  1,147,000 1,092
SK Hynix, 6.25%, 1/17/26 (USD) (1) 1,400,000 1,429
Woori Bank, VR, 6.375% (USD) (1)(5)(7) 1,010,000 1,039
3,560
Total South Korea (Cost $6,818) 6,900
TANZANIA 0.9%
Corporate Bonds 0.9%
HTA Group, 7.50%, 6/4/29 (USD) (1) 2,470,000 2,519
Total Tanzania (Cost $2,458) 2,519

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 1.7%
Corporate Bonds 1.7%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(7) 2,380,000 2,209
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (7) 1,450,000 1,346
Muangthai Capital, 6.875%, 9/30/28 (USD)  910,000 918
Total Thailand (Cost $4,791) 4,473
TÜRKIYE 4.0%
Corporate Bonds 4.0%
Akbank TAS, 7.498%, 1/20/30 (USD) (1) 1,075,000 1,111
Akbank TAS, VR, 9.369% (USD) (1)(5)(7) 2,390,000 2,482
Coca-Cola Icecek, 50.50%, 4/28/25  27,600,000 800
Ford Otomotiv Sanayi, 7.125%, 4/25/29 (USD) (1) 1,285,000 1,331
Mersin Uluslararasi Liman Isletmeciligi, 8.25%, 11/15/28
(USD) (1) 1,275,000 1,332
TAV Havalimanlari Holding, 8.50%, 12/7/28 (USD) (1) 1,915,000 2,016
Yapi ve Kredi Bankasi, 7.125%, 10/10/29 (USD) (1) 1,640,000 1,671
Total Türkiye (Cost $10,420) 10,743
UKRAINE 0.6%
Corporate Bonds 0.6%
Kernel Holding, 6.50%, 10/17/24 (USD)  725,000 695
Kernel Holding, 6.75%, 10/27/27 (USD)  1,060,000 852
Total Ukraine (Cost $1,552) 1,547
UNITED ARAB EMIRATES 4.3%
Corporate Bonds 4.3%
Abu Dhabi National Energy, 4.00%, 10/3/49 (USD)  1,350,000 1,156
Adnoc Murban Rsc, 4.25%, 9/11/29 (USD) (1) 760,000 759
Adnoc Murban Rsc, 5.125%, 9/11/54 (USD) (1) 870,000 857
Alpha Star Holding VIII, 8.375%, 4/12/27 (USD)  1,925,000 1,994
Emirates NBD Bank, VR, 4.25% (USD) (5)(7) 1,623,000 1,556
First Abu Dhabi Bank, VR, 5.804%, 1/16/35 (USD) (7) 1,150,000 1,187
First Abu Dhabi Bank, VR, 6.32%, 4/4/34 (USD) (7) 2,690,000 2,823
Galaxy Pipeline Assets Bidco, 2.94%, 9/30/40 (USD)  1,373,670 1,159
Total United Arab Emirates (Cost $11,192) 11,491

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 1.2%
Corporate Bonds 1.2%
Standard Chartered, VR, 3.265%, 2/18/36 (USD) (7) 1,475,000 1,317
Standard Chartered, VR, 4.30% (USD) (5)(7) 1,945,000 1,755
Total United Kingdom (Cost $2,935) 3,072
UNITED STATES 1.3%
Convertible Bonds 0.7%
Citigroup Global Markets Holdings, Series 1299, Zero Coupon,
2/26/26 (HKD)  16,000,000 1,962
1,962
Corporate Bonds 0.6%
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 1,758,000 1,604
1,604
Total United States (Cost $3,684) 3,566
UZBEKISTAN 1.4%
Corporate Bonds 1.1%
Ipoteka-Bank ATIB, 5.50%, 11/19/25 (USD)  2,300,000 2,265
Jscb Agrobank, 9.25%, 10/2/29 (USD) (1) 760,000 765
3,030
Government Bonds 0.3%
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  806,000 824
824
Total Uzbekistan (Cost $3,858) 3,854
VIETNAM 0.8%
Corporate Bonds 0.8%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 404,775 393
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  1,808,837 1,757
Total Vietnam (Cost $2,208) 2,150

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.5%
Money Market Funds 4.5%
T. Rowe Price Government Reserve Fund, 4.97% (9)(10) 12,195,428 12,195
Total Short-Term Investments (Cost $12,195) 12,195
Total Investments in Securities  101.0%
(Cost $275,220) $ 272,203
Other Assets Less Liabilities (1.0)% (2,719)
Net Assets 100.0% $ 269,484
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $83,784 and represents 31.1% of net assets.
(2) Level 3 in fair value hierarchy.
(3) Non-income producing
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $68 and represents 0.0% of net assets.
(5) Perpetual security with no stated maturity date.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Seven-day yield
(10) Affiliated Companies
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar

T. ROWE PRICE Emerging Markets Corporate Bond Fund

.
.
.
.
.
.
.
.
.
.
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 3/14/25 USD 47 CNH 330 $ (1)
BNP Paribas 11/22/24 USD 1,667 EUR 1,497 (4)
HSBC Bank 11/22/24 USD 3,344 EUR 2,995 4
HSBC Bank 3/14/25 USD 24 CNH 168 —
JPMorgan Chase 11/22/24 EUR 1,245 USD 1,388 2
JPMorgan Chase 11/22/24 EUR 109 USD 122 (1)
State Street 11/22/24 USD 1,669 EUR 1,497 (1)
UBS Investment Bank 3/14/25 USD 71 CNH 502 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (2)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 24 Euro BOBL contracts 12/24 (3,207) $ (36)
Short, 73 U.S. Treasury Notes ten year contracts 12/24 (8,343) 53
Long, 16 Ultra U.S. Treasury Bonds contracts 12/24 2,130 (20)
Net payments (receipts) of variation margin to date 27
Variation margin receivable (payable) on open futures contracts $ 24

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ —# $ — $ 208+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 5,354  ¤  ¤ $ 12,195^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $208 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,195.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Corporate Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Emerging Markets Corporate Bond Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 259,940 $ — $ 259,940
Common Stocks — — 68 68
Short-Term Investments 12,195 — — 12,195
Total Securities 12,195 259,940 68 272,203
Forward Currency Exchange
Contracts — 6 — 6
Futures Contracts* 53 — — 53
Total $ 12,248 $ 259,946 $ 68 $ 272,262
Liabilities
Forward Currency Exchange
Contracts $ — $ 8 $ — $ 8
Futures Contracts* 56 — — 56
Total $ 56 $ 8 $ — $ 64
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F193-054Q3 09/24